SHORT TERM INVESTMENTS (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Other-than-temporary impairment loss, held-to-maturity investments	¥ 0	¥ 0
OTTI loss, available-for-sale investments	¥ 0	¥ 0
Maximum
Maturities	1 year